Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Revenue Information

2022 Type of contract	Oil, Gas and New Energy Resource	Refining, Chemicals and New Material	Marketing	Natural Gas Sales	Head Office and Other	Total
Type of goods and services
Crude oil	667,205	—	813,328	—	—	1,480,533
Natural gas	151,241	—	553,551	482,590	—	1,187,382
Refined products	—	938,829	880,682	—	—	1,819,511
Chemical products	—	219,089	60,872	—	—	279,961
Pipeline transportation business	—	—	—	829	—	829
Non-oil sales in gas stations	—	—	30,590	—	—	30,590
Others	110,550	6,515	432,103	35,730	5,452	590,350
Intersegment elimination	(777,846)	(827,572)	(520,502)	(22,156)	(3,210)	(2,151,286)

Revenue from contracts with customers	151,150	336,861	2,250,624	496,993	2,242	3,237,870

Other revenue	283	163	768	62	21	1,297

Total	151,433	337,024	2,251,392	497,055	2,263	3,239,167

Geographical Region
China’s mainland	86,645	336,861	964,872	496,993	2,242	1,887,613
Others	64,505	—	1,285,752	—	—	1,350,257

Revenue from contracts with customers	151,150	336,861	2,250,624	496,993	2,242	3,237,870

Other revenue	283	163	768	62	21	1,297

Total	151,433	337,024	2,251,392	497,055	2,263	3,239,167

2021 Type of contract	Oil, Gas and New Energy Resource	Refining, Chemicals and New Material	Marketing	Natural Gas Sales	Head Office and Other	Total
Type of goods and services
Crude oil	464,298	—	685,743	—	—	1,150,041
Natural gas	133,148	—	344,196	381,370	—	858,714
Refined products	—	759,912	1,064,890	—	—	1,824,802
Chemical products	—	207,810	48,240	—	—	256,050
Pipeline transportation business	—	—	—	3,360	—	3,360
Non-oil sales in gas stations	—	—	25,148	—	—	25,148
Others	90,539	7,072	1,272	32,208	3,871	134,962
Intersegment elimination	(571,705)	(650,018)	(397,485)	(19,526)	(1,201)	(1,639,935)

Revenue from contracts with customers	116,280	324,776	1,772,004	397,412	2,670	2,613,142

Other revenue	349	178	573	84	23	1,207

Total	116,629	324,954	1,772,577	397,496	2,693	2,614,349

Geographical Region
China’s mainland	68,327	324,776	832,229	397,412	2,670	1,625,414
Others	47,953	—	939,775	—	—	987,728

Revenue from contracts with customers	116,280	324,776	1,772,004	397,412	2,670	2,613,142

Other revenue	349	178	573	84	23	1,207

Total	116,629	324,954	1,772,577	397,496	2,693	2,614,349

2020 Type of contract	Oil, Gas and New Energy Resource	Refining, Chemicals and New Material	Marketing	Natural Gas Sales	Head Office and Other	Total
Type of goods and services
Crude oil	333,557	—	447,384	—	—	780,941
Natural gas	118,388	—	173,696	294,297	—	586,381
Refined products	—	616,063	822,192	—	—	1,438,255
Chemical products	—	150,296	30,344	—	—	180,640
Pipeline transportation business	—	—	—	52,273	—	52,273
Non-oil sales in gas stations	—	—	22,360	—	—	22,360
Others	78,631	8,254	1,300	23,800	3,515	115,500
Intersegment elimination	(437,670)	(492,667)	(276,503)	(35,437)	(1,320)	(1,243,597)

Revenue from contracts with customers	92,906	281,946	1,220,773	334,933	2,195	1,932,753

Other revenue	231	162	257	401	32	1,083

Total	93,137	282,108	1,221,030	335,334	2,227	1,933,836

Geographical Region
China’s mainland	27,028	281,946	554,620	334,933	2,195	1,200,722
Others	65,878	—	666,153	—	—	732,031

Revenue from contracts with customers	92,906	281,946	1,220,773	334,933	2,195	1,932,753

Other revenue	231	162	257	401	32	1,083

Total	93,137	282,108	1,221,030	335,334	2,227	1,933,836